Note 11 - Fair Value Measurements (Details) - Financial Instruments - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 20,844	$ 19,820	$ 38,590
Available-for-sale securities	75,346	83,805	87,449
Federal Home Loan Bank stock	3,074	1,801	2,196
Loans held-for-sale	5,698	5,499	2,909
Loans, net	301,789	285,439	277,539
Accrued interest receivable		1,095	1,074
Financial liabilities:
Deposits	326,061	356,353	358,961
Securities sold under agreements to repurchase	2,917	3,921	4,390
Federal Home Loan Bank advances	51,500	17,500	30,000
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents		19,820	38,590
Available-for-sale securities		83,805	87,449
Federal Home Loan Bank stock		1,801	2,196
Loans held-for-sale		5,374	2,861
Loans, net		283,381	276,875
Accrued interest receivable		1,095	1,074
Financial liabilities:
Deposits		356,065	358,504
Securities sold under agreements to repurchase		3,921	4,390
Federal Home Loan Bank advances		17,500	30,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	20,844	19,820	38,590
Federal Home Loan Bank stock	3,074	1,801	2,196
Accrued interest receivable		1,095	1,074
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Available-for-sale securities	75,346	83,805	87,449
Financial liabilities:
Deposits	326,061	356,353	358,961
Securities sold under agreements to repurchase	2,917	3,921	4,390
Federal Home Loan Bank advances	51,500	17,500	30,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans held-for-sale	5,698	5,499	2,909
Loans, net	$ 301,789	$ 285,439	$ 277,539